Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and on hand - non restricted	$ 271,329	$ 393,430
Cash at bank and on hand - restricted	176,972	207,560
Cash and cash equivalents	448,301	600,990	$ 622,689	$ 868,501
U.S. Dollar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	266,200	309,756
Euro [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	102,820	217,675
South African Rand [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	30,908	36,137
Mexican Peso [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	13,455	4,010
Algerian Dinar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	21,168	24,727
Other [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 13,750	$ 8,685